UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-07507

DWS Investments VIT Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 3/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2009 (Unaudited)

DWS Equity 500 Index VIP

	Shares	Value ($)

Common Stocks 97.6%
Consumer Discretionary 8.6%
Auto Components 0.1%
Goodyear Tire & Rubber Co.*	19,094	119,528
Johnson Controls, Inc.	46,938	563,256

		682,784
Automobiles 0.2%
Ford Motor Co.* (a)	189,862	499,337
General Motors Corp. (a)	47,166	91,502
Harley-Davidson, Inc. (a)	18,386	246,189

		837,028
Distributors 0.1%
Genuine Parts Co.	12,609	376,505

Diversified Consumer Services 0.2%
Apollo Group, Inc. "A"*	8,444	661,419
H&R Block, Inc.	26,596	483,781

		1,145,200
Hotels Restaurants & Leisure 1.5%
Carnival Corp. (Units) (a)	34,446	744,034
Darden Restaurants, Inc.	11,254	385,562
International Game Technology	23,256	214,420
Marriott International, Inc. "A"	23,240	380,206
McDonald's Corp. (a)	87,991	4,801,669
Starbucks Corp.*	58,028	644,691
Starwood Hotels & Resorts Worldwide, Inc.	15,125	192,088
Wyndham Worldwide Corp.	14,337	60,215
Wynn Resorts Ltd.* (a)	4,600	91,862
Yum! Brands, Inc.	36,516	1,003,460

		8,518,207
Household Durables 0.3%
Black & Decker Corp.	4,722	149,026
Centex Corp.	10,635	79,763
D.R. Horton, Inc.	21,700	210,490
Fortune Brands, Inc.	11,855	291,040
Harman International Industries, Inc.	4,700	63,591
KB HOME (a)	6,192	81,611
Leggett & Platt, Inc.	12,264	159,309
Lennar Corp. "A" (a)	11,200	84,112
Newell Rubbermaid, Inc.	21,897	139,703
Pulte Homes, Inc. (a)	17,582	192,171
Snap-on, Inc.	4,493	112,774
The Stanley Works (a)	6,156	179,263
Whirlpool Corp.	5,788	171,267

		1,914,120
Internet & Catalog Retail 0.4%
Amazon.com, Inc.*	25,728	1,889,464
Expedia, Inc.*	16,553	150,301

		2,039,765
Leisure Equipment & Products 0.1%
Eastman Kodak Co. (a)	21,807	82,866
Hasbro, Inc.	9,786	245,335
Mattel, Inc. (a)	28,298	326,276

		654,477
Media 2.4%
CBS Corp. "B"	55,087	211,534
Comcast Corp. "A"	227,287	3,100,195
Gannett Co., Inc. (a)	18,542	40,792
Interpublic Group of Companies, Inc.*	38,897	160,256
McGraw-Hill Companies, Inc.	24,764	566,353
Meredith Corp.	2,924	48,655
New York Times Co. "A" (a)	9,510	42,985
News Corp. "A"	181,554	1,201,887
Omnicom Group, Inc.	24,532	574,049
Scripps Networks Interactive "A"	7,100	159,821
The DIRECTV Group, Inc.* (a)	42,900	977,691
Time Warner Cable, Inc.	27,891	691,697
Time Warner, Inc.	94,376	1,821,457

Viacom, Inc. "B"*	48,487	842,704
Walt Disney Co.	146,080	2,652,813
Washington Post Co. "B"	518	184,978

		13,277,867
Multiline Retail 0.8%
Big Lots, Inc.*	6,492	134,904
Family Dollar Stores, Inc.	11,070	369,406
J.C. Penney Co., Inc.	17,522	351,667
Kohl's Corp.*	24,078	1,018,981
Macy's, Inc.	33,608	299,111
Nordstrom, Inc. (a)	12,548	210,179
Sears Holdings Corp.* (a)	4,443	203,089
Target Corp.	60,810	2,091,256

		4,678,593
Specialty Retail 2.1%
Abercrombie & Fitch Co. "A" (a)	6,900	164,220
AutoNation, Inc.*	8,651	120,076
AutoZone, Inc.* (a)	2,991	486,396
Bed Bath & Beyond, Inc.*	20,516	507,771
Best Buy Co., Inc. (a)	26,636	1,011,102
GameStop Corp. "A"*	12,900	361,458
Home Depot, Inc. (a)	135,985	3,203,807
Limited Brands, Inc.	21,370	185,919
Lowe's Companies, Inc.	115,700	2,111,525
O'Reilly Automotive, Inc.*	10,700	374,607
Office Depot, Inc.*	22,003	28,824
RadioShack Corp.	10,045	86,086
Staples, Inc.	56,289	1,019,394
The Gap, Inc.	36,832	478,448
The Sherwin-Williams Co.	7,689	399,597
Tiffany & Co.	9,700	209,132
TJX Companies, Inc.	32,858	842,479

		11,590,841
Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc.*	25,800	430,860
NIKE, Inc. "B"	30,950	1,451,245
Polo Ralph Lauren Corp.	4,400	185,900
VF Corp.	6,887	393,317

		2,461,322
Consumer Staples 12.5%
Beverages 2.7%
Brown-Forman Corp. "B"	7,750	300,933
Coca-Cola Co.	158,414	6,962,295
Coca-Cola Enterprises, Inc.	24,150	318,538
Constellation Brands, Inc. "A"*	15,400	183,260
Dr. Pepper Snapple Group, Inc.*	20,400	344,964
Molson Coors Brewing Co. "B"	11,684	400,528
Pepsi Bottling Group, Inc.	10,911	241,570
PepsiCo, Inc.	122,646	6,313,816

		15,065,904
Food & Staples Retailing 3.4%
Costco Wholesale Corp.	34,245	1,586,228
CVS Caremark Corp.	113,790	3,128,087

Kroger Co.	51,563	1,094,167
Safeway, Inc.	33,827	682,967
SUPERVALU, Inc.	16,648	237,733
Sysco Corp. (a)	47,257	1,077,460
Wal-Mart Stores, Inc. (a)	176,527	9,197,057
Walgreen Co.	78,096	2,027,372
Whole Foods Market, Inc. (a)	11,100	186,480

		19,217,551
Food Products 1.8%
Archer-Daniels-Midland Co.	50,607	1,405,862
Campbell Soup Co.	16,185	442,822
ConAgra Foods, Inc.	35,305	595,595
Dean Foods Co.*	11,500	207,920
General Mills, Inc.	26,428	1,318,229
H.J. Heinz Co.	24,879	822,500
Hormel Foods Corp.	5,500	174,405
Kellogg Co.	19,832	726,446
Kraft Foods, Inc. "A"	115,982	2,585,239
McCormick & Co., Inc.	10,214	302,028
Sara Lee Corp.	55,739	450,371
The Hershey Co.	13,046	453,348
The J.M. Smucker Co.	9,366	349,071
Tyson Foods, Inc. "A"	22,800	214,092

		10,047,928
Household Products 2.7%
Clorox Co.	11,030	567,824
Colgate-Palmolive Co.	39,821	2,348,643
Kimberly-Clark Corp.	32,647	1,505,353
Procter & Gamble Co. (a)	232,041	10,926,811

		15,348,631
Personal Products 0.2%
Avon Products, Inc.	33,670	647,474
Estee Lauder Companies, Inc. "A" (a)	9,100	224,315

		871,789
Tobacco 1.7%
Altria Group, Inc.	162,570	2,604,371
Lorillard, Inc.	13,302	821,265
Philip Morris International, Inc. (a)	158,670	5,645,479
Reynolds American, Inc.	13,328	477,676

		9,548,791
Energy 12.7%
Energy Equipment & Services 1.5%
Baker Hughes, Inc.	24,271	692,937
BJ Services Co.	23,086	229,706
Cameron International Corp.*	17,200	377,196
Diamond Offshore Drilling, Inc.	5,500	345,730
ENSCO International, Inc.	11,200	295,680
Halliburton Co.	70,573	1,091,764
Nabors Industries Ltd.*	22,496	224,735
National-Oilwell Varco, Inc.*	33,000	947,430
Rowan Companies, Inc.	8,882	106,318
Schlumberger Ltd. (a)	94,518	3,839,321

Smith International, Inc.	17,300	371,604

		8,522,421
Oil, Gas & Consumable Fuels 11.2%
Anadarko Petroleum Corp.	36,214	1,408,362
Apache Corp. (a)	26,453	1,695,373
Cabot Oil & Gas Corp.	8,200	193,274
Chesapeake Energy Corp. (a)	43,600	743,816
Chevron Corp.	159,582	10,730,294
ConocoPhillips (a)	118,142	4,626,441
CONSOL Energy, Inc.	14,300	360,932
Devon Energy Corp.	34,892	1,559,323
El Paso Corp.	55,354	345,962
EOG Resources, Inc.	19,657	1,076,417
ExxonMobil Corp. (a)	391,104	26,634,182
Hess Corp.	22,450	1,216,790
Marathon Oil Corp.	55,642	1,462,828
Massey Energy Co.	6,600	66,792
Murphy Oil Corp.	15,000	671,550
Noble Energy, Inc.	13,600	732,768
Occidental Petroleum Corp.	63,888	3,555,367
Peabody Energy Corp.	21,100	528,344
Pioneer Natural Resources Co.	9,300	153,171
Range Resources Corp.	12,268	504,951
Southwestern Energy Co.*	27,100	804,599
Spectra Energy Corp.	48,291	682,835
Sunoco, Inc.	9,216	244,040
Tesoro Corp.	11,000	148,170
Valero Energy Corp.	40,772	729,819
Williams Companies, Inc.	45,687	519,918
XTO Energy, Inc.	46,985	1,438,681

		62,834,999
Financials 10.5%
Capital Markets 2.5%
Ameriprise Financial, Inc.	17,105	350,481
Bank of New York Mellon Corp.	90,548	2,557,981
Charles Schwab Corp.	73,863	1,144,877
E*TRADE Financial Corp.*	39,900	51,072
Federated Investors, Inc. "B"	7,000	155,820
Franklin Resources, Inc.	11,952	643,854
Invesco Ltd.	30,400	421,344
Janus Capital Group, Inc.	12,271	81,602
Legg Mason, Inc.	11,200	178,080
Morgan Stanley	85,940	1,956,854
Northern Trust Corp.	18,549	1,109,601
State Street Corp.	34,065	1,048,521
T. Rowe Price Group, Inc. (a)	20,420	589,321
The Goldman Sachs Group, Inc.	36,333	3,852,025

		14,141,433
Commercial Banks 1.8%
BB&T Corp. (a)	46,134	780,587
Comerica, Inc. (a)	11,837	216,735
Fifth Third Bancorp. (a)	51,206	149,522
First Horizon National Corp. (a)	14,141	151,873
Huntington Bancshares, Inc. (a)	29,360	48,738
KeyCorp	39,029	307,158

M&T Bank Corp. (a)	6,050	273,702
Marshall & Ilsley Corp. (a)	20,552	115,708
PNC Financial Services Group, Inc. (a)	33,763	988,918
Regions Financial Corp.	54,561	232,430
SunTrust Banks, Inc.	27,971	328,380
US Bancorp.	140,754	2,056,416
Wells Fargo & Co.	333,910	4,754,878
Zions Bancorp.	9,011	88,578

		10,493,623
Consumer Finance 0.4%
American Express Co.	94,725	1,291,102
Capital One Financial Corp.	32,502	397,824
Discover Financial Services	37,870	238,960
SLM Corp.* (a)	36,878	182,546

		2,110,432
Diversified Financial Services 2.7%
Bank of America Corp.	505,781	3,449,426
CIT Group, Inc.	23,924	68,183
Citigroup, Inc. (a)	437,031	1,105,689
CME Group, Inc.	5,300	1,305,867
IntercontinentalExchange, Inc.*	5,700	424,479
JPMorgan Chase & Co.	296,291	7,875,415
Leucadia National Corp.* (a)	14,000	208,460
Moody's Corp. (a)	15,352	351,868
NYSE Euronext	20,900	374,110
The NASDAQ OMX Group, Inc.*	10,800	211,464

		15,374,961
Insurance 2.1%
Aflac, Inc.	36,937	715,100
Allstate Corp.	42,256	809,202
American International Group, Inc. (a)	222,681	222,681
Aon Corp.	21,283	868,772
Assurant, Inc.	8,600	187,308
Chubb Corp.	28,070	1,187,922
Cincinnati Financial Corp.	12,809	292,942
Genworth Financial, Inc. "A"	35,100	66,690
Hartford Financial Services Group, Inc.	26,434	207,507
Lincoln National Corp.	20,169	134,931
Loews Corp.	28,582	631,662
Marsh & McLennan Companies, Inc.	40,613	822,413
MBIA, Inc.*	15,364	70,367
MetLife, Inc.	63,632	1,448,901
Principal Financial Group, Inc. (a)	20,411	166,962
Progressive Corp.*	53,356	717,105
Prudential Financial, Inc.	33,463	636,466
The Travelers Companies, Inc.	47,071	1,912,966
Torchmark Corp.	6,710	176,003
Unum Group	26,165	327,063
XL Capital Ltd. "A" (a)	25,277	138,012

		11,740,975
Real Estate Investment Trusts 0.8%
Apartment Investment & Management Co. "A" (REIT)	9,297	50,948
AvalonBay Communities, Inc. (REIT) (a)	6,099	287,019
Boston Properties, Inc. (REIT)	9,600	336,288

Equity Residential (REIT)	21,530	395,076
HCP, Inc. (REIT) (a)	19,985	356,732
Health Care REIT, Inc. (REIT) (a)	8,300	253,897
Host Hotels & Resorts, Inc. (REIT)	42,000	164,640
Kimco Realty Corp. (REIT) (a)	18,100	137,922
Plum Creek Timber Co., Inc. (REIT) (a)	13,100	380,817
ProLogis (REIT) (a)	21,000	136,500
Public Storage (REIT) (a)	9,946	549,516
Simon Property Group, Inc. (REIT)	19,870	688,297
Ventas, Inc. (REIT)	12,100	273,581
Vornado Realty Trust (REIT) (a)	11,883	394,991

		4,406,224
Real Estate Management & Development 0.0%
CB Richard Ellis Group, Inc. "A"*	14,200	57,226
Thrifts & Mortgage Finance 0.2%
Hudson City Bancorp., Inc.	41,200	481,628
People's United Financial, Inc.	27,500	494,175

		975,803
Health Care 14.9%
Biotechnology 2.1%
Amgen, Inc.*	82,516	4,086,193
Biogen Idec, Inc.*	23,060	1,208,805
Celgene Corp.*	36,100	1,602,840
Cephalon, Inc.* (a)	5,400	367,740
Genzyme Corp.*	21,303	1,265,185
Gilead Sciences, Inc.* (a)	72,572	3,361,535

		11,892,298
Health Care Equipment & Supplies 2.3%
Baxter International, Inc.	49,003	2,509,934
Becton, Dickinson & Co.	19,178	1,289,529
Boston Scientific Corp.*	118,465	941,797
C.R. Bard, Inc.	7,798	621,656
Covidien Ltd.	39,788	1,322,553
DENTSPLY International, Inc.	11,700	314,145
Hospira, Inc.*	12,620	389,453
Intuitive Surgical, Inc.* (a)	3,100	295,616
Medtronic, Inc.	88,225	2,599,991
St. Jude Medical, Inc.*	27,188	987,740
Stryker Corp.	19,182	652,955
Varian Medical Systems, Inc.*	9,800	298,312
Zimmer Holdings, Inc.*	17,684	645,466

		12,869,147
Health Care Providers & Services 2.1%
Aetna, Inc.	36,172	880,065
AmerisourceBergen Corp.	12,382	404,396
Cardinal Health, Inc.	28,400	894,032
CIGNA Corp.	22,105	388,827
Coventry Health Care, Inc.*	11,895	153,921
DaVita, Inc.*	8,200	360,390
Express Scripts, Inc.*	19,468	898,838
Humana, Inc.*	13,275	346,212
Laboratory Corp. of America Holdings*	8,491	496,639
McKesson Corp.	21,715	760,894

Medco Health Solutions, Inc.*	39,328	1,625,819
Patterson Companies, Inc.*	7,200	135,792
Quest Diagnostics, Inc.	12,516	594,260
Tenet Healthcare Corp.*	33,700	39,092
UnitedHealth Group, Inc. (a)	95,308	1,994,796
WellPoint, Inc.* (a)	40,188	1,525,938

		11,499,911
Health Care Technology 0.0%
IMS Health, Inc.	14,430	179,942
Life Sciences Tools & Services 0.4%
Life Technologies Corp.* (a)	13,210	429,061
Millipore Corp.*	4,415	253,465
PerkinElmer, Inc.	9,336	119,221
Thermo Fisher Scientific, Inc.*	33,221	1,184,993
Waters Corp.*	7,800	288,210

		2,274,950
Pharmaceuticals 8.0%
Abbott Laboratories (a)	122,282	5,832,851
Allergan, Inc. (a)	24,224	1,156,938
Bristol-Myers Squibb Co. (a)	156,262	3,425,263
Eli Lilly & Co.	78,937	2,637,285
Forest Laboratories, Inc.*	23,795	522,538
Johnson & Johnson (a)	218,934	11,515,929
King Pharmaceuticals, Inc.*	19,486	137,766
Merck & Co., Inc.	166,859	4,463,478
Mylan, Inc.* (a)	24,836	333,051
Pfizer, Inc. (a)	535,589	7,294,722
Schering-Plough Corp. (a)	128,250	3,020,288
Watson Pharmaceuticals, Inc.*	8,255	256,813
Wyeth	105,076	4,522,471

		45,119,393
Industrials 9.5%
Aerospace & Defense 2.7%
Boeing Co.	57,508	2,046,135
General Dynamics Corp.	30,634	1,274,068
Goodrich Corp.	10,061	381,211
Honeywell International, Inc.	57,347	1,597,687
ITT Corp.	14,394	553,737
L-3 Communications Holdings, Inc.	9,400	637,320
Lockheed Martin Corp.	26,293	1,815,006
Northrop Grumman Corp.	25,831	1,127,265
Precision Castparts Corp.	11,000	658,900
Raytheon Co.	31,696	1,234,242
Rockwell Collins, Inc.	12,431	405,748
United Technologies Corp. (a)	74,600	3,206,308

		14,937,627
Air Freight & Logistics 1.1%
C.H. Robinson Worldwide, Inc.	13,400	611,174
Expeditors International of Washington, Inc.	16,700	472,443
FedEx Corp.	24,565	1,092,897
United Parcel Service, Inc. "B"	79,858	3,930,611

		6,107,125

Airlines 0.1%
Southwest Airlines Co.	58,395	369,640
Building Products 0.0%
Masco Corp.	28,465	198,686
Commercial Services & Supplies 0.5%
Avery Dennison Corp.	8,386	187,343
Cintas Corp.	10,342	255,654
Iron Mountain, Inc.* (a)	14,200	314,814
Pitney Bowes, Inc.	16,246	379,344
R.R. Donnelley & Sons Co.	17,329	127,022
Republic Services, Inc.	25,299	433,878
Stericycle, Inc.*	6,700	319,791
Waste Management, Inc.	38,769	992,486

		3,010,332
Construction & Engineering 0.2%
Fluor Corp.	14,350	495,792
Jacobs Engineering Group, Inc.*	9,700	375,002

		870,794
Electrical Equipment 0.4%
Cooper Industries Ltd. "A"	13,228	342,076
Emerson Electric Co.	59,804	1,709,198
Rockwell Automation, Inc.	11,147	243,451

		2,294,725
Industrial Conglomerates 2.0%
3M Co.	54,736	2,721,474
General Electric Co. (a)	832,332	8,414,876
Textron, Inc.	20,182	115,845

		11,252,195
Machinery 1.4%
Caterpillar, Inc.	47,636	1,331,902
Cummins, Inc.	15,912	404,960
Danaher Corp.	20,165	1,093,346
Deere & Co.	33,424	1,098,647
Dover Corp.	14,702	387,839
Eaton Corp.	13,005	479,364
Flowserve Corp.	4,400	246,928
Illinois Tool Works, Inc.	30,394	937,655
Ingersoll-Rand Co., Ltd. "A"	25,140	346,932
Manitowoc Co., Inc.	10,300	33,681
PACCAR, Inc.	28,701	739,338
Pall Corp.	9,353	191,082
Parker Hannifin Corp.	12,668	430,459

		7,722,133
Professional Services 0.1%
Dun & Bradstreet Corp.	4,200	323,400
Equifax, Inc.	9,991	244,280
Monster Worldwide, Inc.* (a)	9,785	79,748
Robert Half International, Inc.	12,300	219,309

		866,737
Road & Rail 0.9%
Burlington Northern Santa Fe Corp.	22,138	1,331,601
CSX Corp.	31,148	805,176
Norfolk Southern Corp.	29,186	985,027
Ryder System, Inc.	4,452	126,036

Union Pacific Corp.	39,962	1,642,838

		4,890,678
Trading Companies & Distributors 0.1%
Fastenal Co.	10,200	327,981
W.W. Grainger, Inc.	5,009	351,532

		679,513
Information Technology 17.5%
Communications Equipment 2.9%
Ciena Corp.* (a)	7,465	58,078
Cisco Systems, Inc.* (a)	461,995	7,747,656
Corning, Inc.	122,622	1,627,194
Harris Corp.	10,300	298,082
JDS Uniphase Corp.*	17,678	57,454
Juniper Networks, Inc.*	41,700	628,002
Motorola, Inc.	178,880	756,662
QUALCOMM, Inc. (a)	131,120	5,101,879
Tellabs, Inc.*	32,716	149,839

		16,424,846
Computers & Peripherals 5.0%
Apple, Inc.*	70,162	7,375,429
Dell, Inc.*	136,609	1,295,053
EMC Corp.*	159,267	1,815,644
Hewlett-Packard Co.	191,227	6,130,738
International Business Machines Corp. (a)	106,002	10,270,534
Lexmark International, Inc. "A"*	6,168	104,054
NetApp, Inc.*	26,084	387,087
QLogic Corp.*	9,518	105,840
SanDisk Corp.* (a)	17,800	225,170
Sun Microsystems, Inc.*	58,245	426,355
Teradata Corp.*	13,951	226,285

		28,362,189
Electronic Equipment, Instruments & Components 0.3%
Agilent Technologies, Inc.*	27,597	424,166
Amphenol Corp. "A"	13,900	396,011
FLIR Systems, Inc.*	10,900	223,232
Jabil Circuit, Inc.	16,647	92,557
Molex, Inc. (a)	11,217	154,122
Tyco Electronics Ltd. (a)	36,088	398,411

		1,688,499
Internet Software & Services 1.7%
Akamai Technologies, Inc.*	13,300	258,020
eBay, Inc.*	85,668	1,075,990
Google, Inc. "A"*	18,853	6,561,975
VeriSign, Inc.*	15,300	288,711
Yahoo!, Inc.* (a)	109,488	1,402,542

		9,587,238
IT Services 1.1%
Affiliated Computer Services, Inc. "A"*	7,673	367,460
Automatic Data Processing, Inc.	40,108	1,410,197
Cognizant Technology Solutions Corp. "A"*	23,200	482,328
Computer Sciences Corp.*	11,944	440,017
Convergys Corp.*	10,072	81,382
Fidelity National Information Services, Inc.	14,400	262,080

Fiserv, Inc.*	12,642	460,927
MasterCard, Inc. "A"	5,700	954,636
Paychex, Inc.	25,311	649,733
Total System Services, Inc.	15,461	213,517
Western Union Co.	56,512	710,356

		6,032,633
Office Electronics 0.1%
Xerox Corp.	68,288	310,710
Semiconductors & Semiconductor Equipment 2.5%
Advanced Micro Devices, Inc.* (a)	48,060	146,583
Altera Corp. (a)	23,486	412,179
Analog Devices, Inc.	22,935	441,957
Applied Materials, Inc.	105,830	1,137,673
Broadcom Corp. "A"*	33,721	673,746
Intel Corp. (a)	438,945	6,606,122
KLA-Tencor Corp.	13,345	266,900
Linear Technology Corp. (a)	19,414	446,134
LSI Corp.* (a)	50,913	154,776
MEMC Electronic Materials, Inc.*	17,700	291,873
Microchip Technology, Inc. (a)	14,400	305,136
Micron Technology, Inc.* (a)	60,320	244,899
National Semiconductor Corp.	15,426	158,425
Novellus Systems, Inc.*	7,714	128,284
NVIDIA Corp.*	42,421	418,271
Teradyne, Inc.*	13,404	58,710
Texas Instruments, Inc. (a)	100,979	1,667,163
Xilinx, Inc.	21,646	414,737

		13,973,568
Software 3.9%
Adobe Systems, Inc.*	41,510	887,899
Autodesk, Inc.*	17,848	300,025
BMC Software, Inc.*	14,806	488,598
CA, Inc.	31,059	546,949
Citrix Systems, Inc.*	14,398	325,971
Compuware Corp.*	19,446	128,149
Electronic Arts, Inc.*	25,358	461,262
Intuit, Inc.*	25,270	682,290
McAfee, Inc.*	12,100	405,350
Microsoft Corp. (a)	603,871	11,093,110
Novell, Inc.*	27,236	116,025
Oracle Corp.* (a)	303,478	5,483,848
Salesforce.com, Inc.* (a)	8,300	271,659
Symantec Corp.*	65,952	985,323

		22,176,458
Materials 3.3%
Chemicals 2.0%
Air Products & Chemicals, Inc.	16,539	930,319
CF Industries Holdings, Inc.	4,200	298,746
Dow Chemical Co.	75,861	639,508
E.I. du Pont de Nemours & Co.	71,212	1,590,164
Eastman Chemical Co.	5,730	153,564
Ecolab, Inc.	13,266	460,728
International Flavors & Fragrances, Inc.	6,243	190,162
Monsanto Co. (a)	43,216	3,591,249

PPG Industries, Inc.	12,950	477,855
Praxair, Inc.	24,285	1,634,138
Rohm & Haas Co.	9,894	780,043
Sigma-Aldrich Corp. (a)	9,940	375,633

		11,122,109
Construction Materials 0.1%
Vulcan Materials Co. (a)	8,825	390,859
Containers & Packaging 0.2%
Ball Corp.	7,436	322,722
Bemis Co., Inc.	7,872	165,076
Owens-Illinois, Inc.*	13,200	190,608
Pactiv Corp.*	10,519	153,472
Sealed Air Corp.	12,396	171,065

		1,002,943
Metals & Mining 0.9%
AK Steel Holding Corp.	8,800	62,656
Alcoa, Inc.	70,681	518,799
Allegheny Technologies, Inc. (a)	7,617	167,041
Freeport-McMoRan Copper & Gold, Inc.	33,199	1,265,214
Newmont Mining Corp.	39,232	1,756,024
Nucor Corp.	24,830	947,761
Titanium Metals Corp. (a)	6,700	36,649
United States Steel Corp. (a)	9,959	210,434

		4,964,578
Paper & Forest Products 0.1%
International Paper Co.	34,872	245,499
MeadWestvaco Corp.	13,459	161,373
Weyerhaeuser Co.	16,698	460,364

		867,236
Telecommunication Services 3.9%
Diversified Telecommunication Services 3.6%
AT&T, Inc.	465,136	11,721,427
CenturyTel, Inc.	8,119	228,306
Embarq Corp.	11,198	423,844
Frontier Communications Corp.	24,590	176,556
Qwest Communications International, Inc. (a)	115,640	395,489
Verizon Communications, Inc.	224,229	6,771,716
Windstream Corp.	34,659	279,352

		19,996,690
Wireless Telecommunication Services 0.3%
American Tower Corp. "A"*	31,300	952,459
Sprint Nextel Corp.*	226,768	809,562

		1,762,021
Utilities 4.2%
Electric Utilities 2.4%
Allegheny Energy, Inc. (a)	13,310	308,393
American Electric Power Co., Inc.	31,916	806,198
Duke Energy Corp.	99,883	1,430,325
Edison International	25,667	739,466
Entergy Corp.	14,956	1,018,354
Exelon Corp.	53,242	2,416,654
FirstEnergy Corp.	24,054	928,484

FPL Group, Inc. (a)	32,284	1,637,767
Northeast Utilities	12,300	265,557
Pepco Holdings, Inc.	16,900	210,912
Pinnacle West Capital Corp.	7,608	202,069
PPL Corp.	29,628	850,620
Progress Energy, Inc.	21,874	793,151
Southern Co.	63,204	1,935,307

		13,543,257
Gas Utilities 0.2%
EQT Corp.	10,300	322,699
Nicor, Inc. (a)	3,584	119,096
Questar Corp.	13,700	403,191

		844,986
Independent Power Producers & Energy Traders 0.1%
AES Corp.*	56,448	327,963
Constellation Energy Group, Inc.	14,410	297,711
Dynegy, Inc. "A"*	39,872	56,219

		681,893
Multi-Utilities 1.5%
Ameren Corp.	16,669	386,554
CenterPoint Energy, Inc.	26,021	271,399
CMS Energy Corp. (a)	19,472	230,549
Consolidated Edison, Inc.	21,622	856,447
Dominion Resources, Inc.	45,858	1,421,139
DTE Energy Co.	12,857	356,139
Integrys Energy Group, Inc.	6,000	156,240
NiSource, Inc.	22,008	215,678
PG&E Corp.	29,649	1,133,185
Public Service Enterprise Group, Inc.	39,950	1,177,327
SCANA Corp. (a)	9,300	287,277
Sempra Energy	19,287	891,831
TECO Energy, Inc. (a)	16,800	187,320
Wisconsin Energy Corp.	9,200	378,764
Xcel Energy, Inc.	34,057	634,482

		8,584,331

Total Common Stocks (Cost $774,182,309)		548,288,270
	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.3%
US Treasury Obligation
US Treasury Bill, 0.829% **, 5/14/2009 (b) (Cost $1,799,524)	1,800,000	1,799,645
	Shares	Value ($)

Securities Lending Collateral 26.8%
Daily Assets Fund Institutional, 0.78% (c) (d) (Cost $150,737,584)	150,737,584	150,737,584
Cash Equivalents 1.9%
Cash Management QP Trust, 0.53% (c) (Cost $10,664,752)	10,664,752	10,664,752

				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $937,384,169) †				126.6	711,490,251
Other Assets and Liabilities, Net				(26.6)	(149,709,195)

Net Assets				100.0	561,781,056

For information on the Portfolio’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual financial statements.

*				Non-income producing security.
**				Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $959,588,827. At March 31, 2009, net unrealized depreciation for all securities based on tax cost was $248,098,576. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $48,124,669 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $296,223,245.

(a)				All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2009 amounted to $148,822,781 which is 26.5% of net assets.
(b)				At March 31, 2009, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)				Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)				Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
REIT: Real Estate Investment Trust
At March 31, 2009, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

S&P 500 Index	6/18/2009	66	12,578,255	13,114,200	535,945

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio's investments.

Valuation Inputs	Investments in Securities	Other Financial Instruments††
Level 1	$ 699,025,854	$ 535,945
Level 2	12,464,397	-
Level 3	-	-
Total	$ 711,490,251	$ 535,945

†† Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the unrealized appreciation (depreciation) of the Fund's derivative instruments categorized by risk exposure as of March 31, 2009. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures.

Primary Underlying Risk Disclosure	Futures
Interest Rate Contracts	$ -
Foreign Exchange Contracts	$ -
Credit Contracts	$ -
Equity Contracts	$ 535,945
Commodity Contracts	$ -
Other Contracts	$ -

Futures. The Fund is subject to equity risk. The Fund invests in futures to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market. Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an initial margin equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the fund dependent upon the daily fluctuations in the value of the underlying security. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity 500 Index VIP, a series of DWS Investments VIT Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Equity 500 Index VIP, a series of DWS Investments VIT Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 20, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        May 20, 2009